EMPLOYEE BENEFITS (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of defined benefit plans [Abstract]
Retirements payments	$ 51,007	$ 64,824
Resignation payments	8,230	9,722
Other obligations	14,879	19,024
Total liability for employee benefits	$ 74,116	$ 93,570